Debt - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2017	Sep. 30, 2016	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2017
Debt Instrument [Line Items]
Amount of difference between fair value and book value			$ 5,500,000		$ 7,100,000
Outstanding letters of credit and bank guarantees					1,400,000
Interest paid, net of interest received					$ 4,800,000	$ 1,100,000	$ 1,500,000
Senior Notes
Debt Instrument [Line Items]
Interest payment period			Semi-annually		semi-annually
Commencement of interest payment				Apr. 15, 2017
8.25% Senior Notes Due October 15, 2024
Debt Instrument [Line Items]
Senior notes		$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	0
Interest rate, stated percentage		8.25%	8.25%	8.25%	8.25%
Maturity date		Oct. 15, 2024	Oct. 15, 2024		Oct. 15, 2024
8.25% Senior Notes Due October 15, 2024 | Subsequent Event
Debt Instrument [Line Items]
Senior notes								$ 299,900,000
R.R. Donnelley & Sons Company
Debt Instrument [Line Items]
Repayments of debt				$ 340,200,000
R.R. Donnelley & Sons Company | Subsequent Event | Separation and Distribution Agreement
Debt Instrument [Line Items]
Cash payment received from RR Donnelley	$ 68,000,000
Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Credit facility		$ 350,000,000		350,000,000
Outstanding borrowings			$ 298,400,000		$ 298,300,000	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility		300,000,000		300,000,000
Outstanding borrowings			$ 20,000,000		0
Weighted average interest rate on borrowings			4.20%
Letters of credit outstanding under credit agreement amount					$ 900,000
Credit Agreement
Debt Instrument [Line Items]
Allowable annual dividend payment under credit agreement		$ 15,000,000		$ 15,000,000